Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 1,406,844		$ 1,486,439
Proceeds from principal repayments	761,535		351,636		557,141
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,404,546		1,483,498
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,298	[1]	2,941	[2]
Proceeds from principal repayments	996		87
Reductions in net unrealized losses included in OCI	78		115
GSE Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	861,724		748,308
GSE Debentures [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	861,724		748,308
Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,516		2,754
Municipal Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,516		2,754
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,298		2,941
Trust Preferred Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,298	[1]	2,941	[2]
MBS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	540,306		732,436
MBS [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 540,306		$ 732,436

[1]	The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.
[2]	The Company’s Level 3 AFS securities had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.